INVENTORY (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
CBD Energy Water	$ 209,326	$ 107,719	$ 2,359
Hemp Energy Drink	315,729	393,021	63,974
Storm CBD Water	27,973	41,760
Merchandise and Apparel	12,660	26,304	1,184
Unfilled Cans	74,295	86,459
Other Inventory	74,863	31,659
Total Inventory	$ 714,846	$ 686,922	$ 67,517